UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES

Investment Company Act file number: 811-06223

Name of Fund:	Legg Mason Tax-Free Income Fund
Fund Address:	100 Light Street
Baltimore, MD 21202

Name and address of agent for service:	Richard M. Wachterman, Esq.
Legg Mason & Co., LLC
100 Light Street
Baltimore, MD 21202

Registrant’s telephone number, including area code: (410) 539-0000

Date of fiscal year end: 3/31/2007

Date of reporting period: 6/30/2006

Item 1 – Schedule of Investments

Portfolio of Investments
June 30, 2006 (Unaudited)
(Amounts in Thousands)

		Maturity
Maryland Tax-Free Income Trust	Rate	Date	Par	Value

Municipal Bonds — 94.9%
Maryland — 93.5%
Anne Arundel County, Maryland, Consolidated General Improvement Bonds, Series 1996	5.00%	9/1/16	$1,000	$1,012
Baltimore County, Maryland, GO Bonds, Consolidated Public Improvement Bonds, 1998 Series (Pre-refunded 7/1/08)	4.75%	7/1/18	3,150	3,236	A
City of Annapolis, Maryland, Economic Development Revenue and Revenue Refunding Bonds
(St. John’s College Facility), 1998 Series	5.50%	10/1/18	1,000	1,018
(St. John’s College Facility), 1998 Series	5.50%	10/1/23	2,000	2,039
City of Baltimore, Maryland (Mayor and City Council of Baltimore), Project and Refunding
Revenue Bonds (Wastewater Projects), Series 1996-A (FGIC insured)	5.00%	7/1/22	1,910	2,009
Revenue Bonds (Wastewater Projects), Series 1996-A (FGIC insured) (Pre-refunded 7/1/09)	5.50%	7/1/26	1,000	1,046	A
City of Baltimore, Maryland (Mayor and City Council of Baltimore), Project and Refunding Revenue
Bonds (Water Projects), Series 1994-A	5.00%	7/1/24	3,710	3,942
Bonds (Water Projects), Series 1994-A	5.00%	7/1/24	1,890	1,987
Community Development Administration, Maryland Department of Housing and Community Development
Residential Revenue Bonds, 2001 Series H AMT	5.20%	9/1/22	1,790	1,815
Residential Revenue Bonds, 2001 Series B AMT	5.38%	9/1/22	310	315
Residential Revenue Bonds, 1999 Series D AMT	5.38%	9/1/24	2,000	2,038
Department of Transportation of Maryland, Consolidated Transportation Bonds, Series 2002	5.50%	2/1/15	3,000	3,291
Frederick County, Maryland, GO Bonds, Public Facilites Refunding Bonds of 1998, Series A	5.00%	7/1/15	1,000	1,064
Howard County, Maryland, GO Bonds, Consolidated Public Improvement Project and Refunding Bonds of 2004, Series A	5.00%	8/15/19	1,000	1,070
Howard County, Maryland, GO Bonds, Metropolitan District Refunding Bonds, 1991 Series B	0.00%	8/15/07	1,000	958	B
IDA of Prince George’s County, Maryland Subordinated Lease Revenue Bonds
(Upper Marlboro Justice Center Expansion Project), Series 2003B (MBIA insured)	5.13%	6/30/15	3,340	3,526
(Upper Marlboro Justice Center Expansion Project), Series 2003B (MBIA insured)	5.00%	6/30/19	1,000	1,036
Maryland Economic Development Corporation, Utility Infrastructure Revenue Bonds (University of Maryland, College Park Project), 2001 Series (AMBAC insured)	5.38%	7/1/16	1,000	1,059
Maryland Health and Higher Educational Facilities Authority, Refunding Revenue Bonds
The Johns Hopkins University Issue, Series 1998	6.00%	7/1/08	1,000	1,041
The Johns Hopkins University Issue, Series 1997	5.63%	7/1/17	1,000	1,037
The Johns Hopkins University Issue, Series 1998	5.13%	7/1/20	3,000	3,110

		Maturity
Maryland Tax-Free Income Trust	Rate	Date	Par	Value

Maryland Health and Higher Educational Facilities Authority, Refunding Revenue Bonds, Kennedy Krieger Issue, Series 1997	5.13%	7/1/22	3,000	3,015
Maryland Health and Higher Educational Facilities Authority, Refunding Revenue Bonds, MedStar Health Issue, Series 2004	5.50%	8/15/25	785	814
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Board of Child Care Issue, Series 2002	5.50%	7/1/18	1,110	1,162
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Calvert Health Systems Issue, Series 2004	5.50%	7/1/39	2,000	2,073
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Carroll County General
Hospital Issue, Series 2002	5.75%	7/1/22	1,000	1,046
Hospital Issue, Series 2002	6.00%	7/1/26	2,000	2,103
Hospital Issue, Series 2002	5.75%	7/1/27	1,050	1,088
Hospital Issue, Series 2002	5.80%	7/1/32	2,000	2,071
Hospital Issue, Series 2002	6.00%	7/1/37	1,000	1,047
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, College of Notre Dame of Maryland Issue, Series 1998 (MBIA insured)	5.30%	10/1/18	925	1,003
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Hebrew Home of Greater Washington Issue, Series 2002	5.80%	1/1/32	2,250	2,334
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Helix Health Issue, Series 1997 (AMBAC insured)	5.13%	7/1/11	2,000	2,107
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Howard County General Hospital Issue, Series 1993	5.50%	7/1/21	2,825	2,898
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Johns Hopkins Medicine, Howard County General Hospital Acquisition Issue, Series 1998 (MBIA insured)	5.00%	7/1/29	2,000	2,030
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health Issue, Series 2004A	5.25%	7/1/18	1,640	1,712
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Maryland Institute College Of Art Issue, Series 2006	5.00%	6/1/30	2,225	2,214
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Peninsula Regional Medical Center Issue, Series 2006	5.00%	7/1/26	2,435	2,479
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Suburban Hospital Issue, Series 2004A	5.50%	7/1/16	500	533
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, The Johns Hopkins

		Maturity
Maryland Tax-Free Income Trust	Rate	Date	Par	Value

Hospital Issue, Series 2001	5.00%	5/15/12	1,500	1,557
Hospital Issue, Series 1990	0.00%	7/1/19	4,000	2,062	B
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Union Hospital of Cecil County Issue, Series 2002	5.50%	7/1/22	250	261
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Maryland
Medical System Issue, Series 2001	5.75%	7/1/21	3,000	3,151
Medical System Issue, Series 2000 (Pre-refunded 7/1/10)	6.75%	7/1/30	1,250	1,388	A
Medical System Issue, Series 2002	6.00%	7/1/32	1,000	1,068
Maryland IDA, Economic Development Revenue Bonds (National Aquarium in Baltimore Facility), Series 2002B	5.00%	11/1/19	500	512
Maryland IDA, Refunding Revenue Bonds (American Center for Physics Headquarters Facility), Series 2001	5.25%	12/15/15	320	337
Mayor and City Council of Baltimore (City of Baltimore, Maryland), GO Bonds, Consolidated Public Improvement Refunding Bonds of 1995, Series A (FGIC insured)	0.00%	10/15/11	940	700	B
Mayor and City Council of Baltimore, Port Facilities Revenue Bonds (Consolidation Coal Sales
Company Project), Series 1984A	6.50%	10/1/11	5,000	5,202
Company Project), Series 1984B	6.50%	10/1/11	1,000	1,040
Montgomery County, Maryland, GO Bonds, Consolidated Public Improvement Refunding Bonds
of 1992, Series A	5.80%	7/1/07	4,000	4,082
of 1992, Series A	0.00%	7/1/10	3,000	2,565	B
of 1999, Series A (Pre-refunded 5/1/09)	5.00%	5/1/18	3,000	3,119	A
Northeast Maryland Waste Disposal Authority, Solid Waste Refunding Revenue Bonds (Montgomery County Solid Waste Disposal System), Series 2003 AMT (AMBAC insured)	5.50%	4/1/16	3,425	3,620
Northeast Maryland Waste Disposal Authority, Solid Waste Revenue Bonds, Montgomery County Resource Recovery Project, Series 1993A AMT	6.00%	7/1/07	1,000	1,014
Prince George’s County, Maryland, GO Consolidated Public Improvement Bonds
Series 1999 (FSA insured) (Pre-refunded 10/1/09)	5.50%	10/1/13	4,330	4,581	A
Series 1999, (FSA insured)	5.50%	10/1/13	170	179
Queen Anne’s County, Maryland, Public Facilities Refunding Bonds of 2005 (MBIA insured)	5.00%	11/15/16	500	529
State of Maryland, GO Bonds, State and Local Facilities Loan
of 2000, First Series	5.50%	8/1/10	2,000	2,126
of 2001, First Series	5.50%	3/1/15	5,000	5,507

		Maturity
Maryland Tax-Free Income Trust	Rate	Date	Par	Value

The Maryland-National Capital Park and Planning Commission, Prince George’s County, Maryland, Park Acquisition and Development GO Bonds, Series Z-2	5.13%	5/1/21	1,310	1,369
University System of Maryland Auxiliary Facility and Tuition Revenue Bonds, 1997 Series A (Pre-refunded 4/1/07)	5.13%	4/1/17	2,000	2,040	A
University System of Maryland Auxiliary Facility and Tuition Revenue Bonds, 2006 Series A	5.00%	10/1/21	2,500	2,610
Washington Suburban Sanitary District, Maryland (Montgomery and Prince George’s Counties)
Water Supply Refunding Bonds 1997	5.25%	6/1/16	1,650	1,796
Water Supply Refunding Bonds 1997	5.75%	6/1/17	2,000	2,257
Water Supply Refunding Bonds 1997	6.00%	6/1/18	2,705	3,125
Water Supply Refunding Bonds 1997	6.00%	6/1/19	3,665	4,266

				131,441

Puerto Rico — 1.4%
Commonwealth of Puerto Rico, Public Improvement Bonds of 2005, Series A, GO Bonds	5.00%	7/1/25	2,000	2,000

				2,000

Total Municipal Bonds (Identified Cost — $127,157)				133,441

Variable Rate Demand Obligations — 5.8%

Parish of Saint Charles, State of Louisiana, Pollution Control Refunding Revenue Bonds (Shell Oil Company Project), Series 1992B VRDN Series 1992 B VRDN	3.96%	7/3/06	600	600	C

Maryland Health and Higher Educational Facilities Authority (Pooled Loan Program Issue), Series 1985A VRDN	3.95%	7/5/06	3,000	3,000	C
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, The Johns Hopkins University Issue, Series 2005A VRDN	3.95%	7/6/06	500	500	C

Clark County, Nevada, School District Adjustable Rate, GO (Limited Tax) School Bonds, Series 2001A VRDN	3.92%	7/3/06	1,105	1,105	C

Gulf Coast Waste Disposal Authority Pollution Control Revenue Refunding Bonds (Exxon Project), 1995 Series VRDN	3.97%	7/3/06	3,000	3,000	C

Total Variable Rate Demand Obligations (Identified Cost — $8,205)				8,205

Total Investments — 100.7% (Identified Cost — $135,362)				141,646
Other Assets Less Liabilities — (0.7)%				(1,051)

Net Assets — 100.0%				$140,595

Net Asset Value Per Share				$16.06

A	Pre-refunded bond—Bonds are referred to as pre-refunded when the issue has been advance refunded by a subsequent issue. The original issue is usually escrowed with U.S. Treasury securities in an amount sufficient to pay the interest, principal and call premium, if any, to the earliest call date. On that call date, the bond “matures.” The pre-refunded date is used in determining weighted average portfolio maturity.

B	Zero coupon bond — A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.

C	The rate shown is the rate as of June 30, 2006, and the maturity shown is the longer of the next interest readjustment date or the date the original principal amount owed can be recovered through demand.

Portfolio of Investments
June 30, 2006 (Unaudited)
(Amounts in Thousands)

		Maturity
Pennsylvania Tax-Free Income Trust	Rate	Date	Par	Value

Municipal Bonds — 95.9%
Pennsylvania — 95.9%
Allegheny County Hospital Development Authority, Health Center Revenue Bonds, UPMC Health System
Series 1997B (MBIA insured)	6.00%	7/1/24	$1,000	$1,158
Series 1997B	6.00%	7/1/26	2,250	2,624
Allegheny County Sanitary Authority, Allegheny County, Pennsylvania, Sewer Revenue Bonds Refunding Series of 2001 (MBIA insured)	5.38%	12/1/17	1,000	1,067
Series of 2000 (Prerefunded 12/01/10)	5.50%	12/1/30	845	900
Series of 2000 (Unrefunded Balance)	5.50%	12/1/30	155	164
Allegheny County, Pennsylvania, Higher Education Building Authority, University Revenue Bonds (Carnegie Mellon University), Series 2002	5.25%	3/1/32	1,190	1,225
Athens Area School District, Bradford County, Pennsylvania, GO Bonds, Series of 2001 (FGIC insured)	5.50%	4/15/16	1,000	1,067
Bethlehem Area School District, Northampton and Lehigh Counties, Pennsylvania, GO Bonds, Series A of 2001 (Pre-refunded 3/15/12) (FGIC insured)	5.38%	3/15/20	2,000	2,140	A
Blue Mountain School District, Schuylkill County, Pennsylvania, GO Bonds, Series A of 2001 (Pre-refunded 10/1/11) (FSA insured)	5.50%	10/1/18	1,660	1,779	A
Central Bucks School District, Bucks County, Pennsylvania, GO Bonds, Series of 2002 (FGIC insured)	5.50%	5/15/19	1,930	2,061
City of Philadelphia, Pennsylvania, Gas Works Revenue Bonds, Twelfth Series B (MBIA insured)	7.00%	5/15/20	480	565
City of Philadelphia, Pennsylvania, GO Bonds, Series 2001	5.25%	9/15/15	1,000	1,047
City of Pittsburgh (Commonwealth of Pennsylvania), GO Bonds, Series A of 1997 (AMBAC insured) (Pre-refunded 9/1/07)	5.25%	9/1/18	2,000	2,033	A
Commonwealth of Pennsylvania, GO Bonds, Second Series of 1999 (Pre-refunded 10/1/09)	5.75%	10/1/14	3,000	3,194	A
County of Butler (Commonwealth of Pennsylvania), GO Bonds, Series of 2003 (Pre-refunded 7/15/13) (FGIC insured)	5.25%	7/15/23	500	536	A
County of Chester, Pennsylvania, GO Bonds
Series of 1998	5.00%	6/15/15	1,000	1,021
Series of 2004	5.00%	9/1/15	1,280	1,335
County of Delaware, Pennsylvania, GO Bonds, Series of 1999	5.13%	10/1/16	2,650	2,733

		Maturity
Pennsylvania Tax-Free Income Trust	Rate	Date	Par	Value

County of Westmoreland, Commonwealth of Pennsylvania, GO Bonds
Series of 1992 (AMBAC insured)	0.00%	8/1/13	2,000	1,477	B
Series of 1992 (AMBAC insured)	0.00%	8/1/14	1,000	701	B
Erie Sewer Authority, Erie County, Pennsylvania, Sewer Revenue Bonds, Series of 1997 (Pre-refunded 6/1/07) (AMBAC insured)	5.63%	6/1/17	2,000	2,033	A
Lower Merion School District, Montgomery County, Pennsylvania, GO Bonds, Series 2003	5.00%	5/15/17	2,000	2,090
Northampton County Higher Education Authority, University Revenue Bonds, Series B of 1996 (Lehigh University)	5.25%	11/15/21	2,500	2,535
Pennsylvania Convention Center Authority, Revenue Bonds, 1989 Series A (FGIC insured)	6.00%	9/1/19	1,000	1,154
Pennsylvania Higher Educational Facilities Authority (Commonwealth of Pennsylvania), Bryn Mawr College Revenue Bonds, Series of 1999 (AMBAC insured)	5.13%	12/1/29	2,000	2,051
Pennsylvania Turnpike Commission, Oil Franchise Tax Subordinated Revenue Bonds
Series B of 1998 (AMBAC insured)	5.25%	12/1/16	1,365	1,416
Series B of 2003 (MBIA insured)	5.25%	12/1/17	1,000	1,061
Pennsylvania Turnpike Commission, Registration Fee Revenue Bonds
Series of 2001 (AMBAC insured)	5.38%	7/15/19	1,000	1,072
Series of 2001 (AMBAC insured)	5.50%	7/15/32	1,000	1,078
Port Authority of Allegheny County, Pennsylvania, Special Revenue Transportation Bonds Series of 1999 (Pre-refunded 3/1/09) (MBIA insured)	6.38%	3/1/14	1,000	1,071	A
Refunding Series of 2001 (FGIC insured)	5.50%	3/1/17	250	267
Refunding Series of 2001 (FGIC insured)	5.25%	3/1/20	2,000	2,104
State Public School Building Authority, Commonwealth of Pennsylvania, School Revenue Bonds (School District of the City of York Project), Series of 2003 (FSA insured)	5.00%	5/1/19	1,655	1,713
The City of Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds
Series 1995 (MBIA insured)	6.25%	8/1/11	2,000	2,204
Series 2001A (FGIC insured)	5.38%	11/1/20	2,000	2,131
The Mckean County Hospital Authority Hospital Revenue Bonds (Bradford Hospital Project), Series of 2005	5.00%	10/1/18	1,265	1,277
The Pennsylvania State University Bonds Refunding, Series 2003	5.25%	3/1/18	1,000	1,058
The School District of Philadelphia, GO Refunding Bonds, Series A of 2005 (AMBAC insured)	5.00%	8/1/17	500	520
The School District of Philadelphia, Pennsylvania, GO Bonds, Series B of 2002 (FGIC insured)	5.63%	8/1/15	1,700	1,848
Wilkes-Barre Area School District, Luzerne County, Pennsylvania, GO Notes, Series A of 2003 (MBIA insured) (Pre-refunded 4/1/14)	5.25%	4/1/22	1,460	1,569	A

Total Municipal Bonds (Identified Cost — $56,586)				59,079

		Maturity
Pennsylvania Tax-Free Income Trust	Rate	Date	Par	Value

Variable Rate Demand Obligations — 3.2%
Pennsylvania — 3.2%
Pennsylvania Higher Educational Facilities Authority, Variable Rate Revenue Refunding Bonds
(Carnegie Mellon University), Series 1995 A VRDN	4.00%	7/3/06	600	600	C
(Carnegie Mellon University), Series 1995D VRDN	4.00%	7/3/06	550	550	C
The Hospitals and Higher Education Facilities Authority of Philadelphia, Hospital Revenue Bonds, (The Children’s Hospital of Philadelphia Project), Series A of 2002 (MBIA insured) VRDN	4.00%	7/3/06	800	800	C

				1,950

Total Variable Rate Demand Obligations (Identified Cost — $1,950)				1,950

Total Investments — 99.1% (Identified Cost — $58,536)				61,029
Other Assets Less Liabilities — 0.9%				582

Net Assets — 100.0%				$61,611

Net Asset Value				$16.21

A	Pre-refunded bond—Bonds are referred to as pre-refunded when the issue has been advance refunded by a subsequent issue. The original issue is usually escrowed with U.S. Treasury securities in an amount sufficient to pay the interest, principal and call premium, if any, to the earliest call date. On that call date, the bond “matures.” The pre-refunded date is used in determining weighted average portfolio maturity.

B	Zero coupon bond — A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.

C	The rate shown is the rate as of June 30, 2006 and the maturity shown is the longer of the next interest readjustment date or the date the original principal amount owed can be recovered through demand.

Portfolio of Investments
June 30, 2006 (Unaudited)
(Amounts in Thousands)

		Maturity
Tax-Free Intermediate Income Trust	Rate	Date	Par	Value

Municipal Bonds — 97.1%
Arizona — 1.7%
Salt River Project Agricultural Improvement and Power District, Arizona, Salt River Project Electric System Refunding Revenue Bonds, 2001 Series A	5.00%	1/1/11	$1,000	$1,044

California — 3.4%
State of California Economic Recovery Bonds, Series 2004A	5.00%	7/1/16	1,000	1,046
The Regents of the University of California, General Revenue Bonds, Series 2003A (AMBAC insured)	5.00%	5/15/13	1,000	1,060

				2,106

Delaware — 2.1%
The State of Delaware, GO Bonds, Series 2004A	5.00%	1/1/13	1,225	1,287

District of Columbia — 2.4%
District of Columbia (Washington D.C.), GO Bonds, Series 2003A (FGIC insured) (MBIA insured)	5.00%	6/1/16	445	463
District of Columbia Multimodal Revenue Bonds, MedStar Health, Inc. Issue (Georgetown University Hospital and Washington Hospital Center Projects), Series 2001D (Pre-refunded 2/16/07)	6.88%	8/15/31	1,000	1,019	A

				1,482

Florida — 6.1%
Certificates of Participation (School Board of Leon County, Florida Master Lease Program), Series 2006 (AMBAC insured)	5.00%	7/1/21	1,000	1,035
Seminole County, Florida, Water and Sewer Revenue Refunding and Improvement Bonds, Series 1992 (MBIA insured)	6.00%	10/1/12	1,000	1,101
State of Florida, Full Faith and Credit, State Board of Education, Capital Outlay Bonds, 2000 Series A	5.50%	1/1/16	1,500	1,591

				3,727

Georgia — 5.4%
Development Authority of Gwinnett County, Certificates of Participation (Gwinnett County Public Schools Project), Series 2004 (MBIA insured)	5.25%	1/1/15	500	531
Development Authority of the City of Milledgeville and Baldwin County Revenue Bonds (Georgia College & State University Foundation Property III, LLC, Student Housing System Project), Series 2004	5.50%	9/1/24	1,000	1,029
Downtown Savannah Authority (Georgia) Revenue Refunding Bonds ( Chatham County Projects), Series 2005A	5.00%	1/1/19	660	690
State of Georgia, GO Bonds, Series 1997C	6.25%	8/1/10	1,000	1,088

				3,338

		Maturity
Tax-Free Intermediate Income Trust	Rate	Date	Par	Value

Hawaii — 1.7%
State of Hawaii, GO Bonds of 2004 (MBIA insured)
Series DD (Pre-refunded Series 5/1/14)	5.00%	5/1/16	385	407	A
Series DD	5.00%	5/1/16	615	644

				1,051

Illinois — 0.7%
City of Chicago, GO Bonds (Emergency Telephone System), Refunding Series 1999 (FGIC insured)	5.25%	1/1/20	400	430

Louisiana — 8.9%
Board of Supervisors of Louisiana State University and Agricultural and Mechanical College, Auxiliary Revenue Refunding Bonds, Series 2004 (FSA insured)	5.25%	7/1/13	1,000	1,058
City of Lafayette, State of Louisiana, Public Improvement Sales Tax Bonds, Series 1999B (FGIC insured)	7.00%	3/1/09	750	805
City of New Orleans, Louisiana, GO Refunding Bonds, Series 1998 (FGIC insured)	5.50%	12/1/10	1,000	1,052
City of New Orleans, Louisiana, Limited Tax Bonds, Series 2005 (MBIA insured)	5.00%	3/1/14	2,000	2,079
Limited Ad Valorem Tax Revenue Bonds, Series2005 of the Recreaction and Park Commision for the parish of East Baton Rouge	5.00%	5/1/20	500	513

				5,507

Maryland — 20.8%
Anne Arundel County, Maryland, GO Bonds, Consolidated Solid Waste Projects, Series 1998 AMT	5.30%	2/1/17	450	460
Frederick County, Maryland, GO Bonds, Public Facilities Bonds of 2000	5.00%	12/1/15	1,000	1,052
Maryland Health and Higher Educational Facilities Authority, Refunding Revenue Bonds
Kennedy Kreiger Issue, Series 1997	5.20%	7/1/09	400	410
Kennedy Kreiger Issue, Series 1997	5.25%	7/1/10	400	410
Kennedy Krieger Issue, Series 1997	5.13%	7/1/22	1,000	1,005
Maryland Health and Higher Educational Facilities Authority, Refunding Revenue Bonds, MedStar Health Issue, Series 2004	5.75%	8/15/14	500	542
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Carroll County General
Hospital Issue, Series 2002	5.13%	7/1/14	400	412
Hospital Issue, Series 2002	6.00%	7/1/21	535	567
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, The Johns Hopkins Hospital Issue, Series 2001	5.00%	5/15/11	1,000	1,041
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Maryland
Medical System Issue, Series 2000	6.13%	7/1/07	250	255
Medical System Issue, Series 2001	5.00%	7/1/10	1,000	1,035
Maryland Transportation Authority, Airport Parking Revenue Bonds, Baltimore/Washington International Airport Projects, Series 2002B AMT (AMBAC insured)	5.25%	3/1/12	1,000	1,049
Mayor and City Council of Baltimore (City of Baltimore, Maryland), GO Bonds, Consolidated Public Improvement Refunding Bonds of 1995, Series A (FGIC insured)	0.00%	10/15/06	750	740	B
Northeast Maryland Waste Disposal Authority, Solid Waste Refunding Revenue Bonds (Montgomery County Solid Waste Disposal System), Series 2003 AMT (AMBAC insured)	5.50%	4/1/15	1,575	1,668
State of Maryland, GO Bonds, State and Local Facilities Loan of 2000, First Series	5.50%	8/1/10	2,000	2,126

				12,772

Portfolio of Investments
June 30, 2006 (Unaudited)
(Amounts in Thousands)

		Maturity
Tax-Free Intermediate Income Trust	Rate	Date	Par	Value

Massachusetts — 1.7%
The Commonwealth of Massachusetts, GO Refunding Bonds, 1997 Series A (AMBAC insured)	5.75%	8/1/10	1,000	1,067

Michigan — 3.4%
Williamston Community Schools School District, County of Ingham, State of Michigan, School Building and Site Bonds, Series 1996 (MBIA insured)	6.25%	5/1/09	2,000	2,087

New York — 1.9%
Dormitory Authority of the State of New York, New York University, Insured Revenue Bonds, Series 1998A (MBIA insured)	6.00%	7/1/18	1,000	1,150

Pennsylvania — 15.0%
Central Bucks School District, Bucks County, Pennsylvania, GO Bonds, Series of 2002 (FGIC insured)	5.50%	5/15/17	1,000	1,068
City of Reading, Berks County, Pennsylvania, GO Bonds, Series of 2002 (AMBAC insured)	5.88%	11/15/12	1,200	1,321
Commonwealth of Pennsylvania, GO Bonds, Second Series of 1999 (Pre-refunded 10/1/09)	5.75%	10/1/14	2,000	2,130	A
Pennsylvania Turnpike Commission, Oil Franchise Tax Subordinated Revenue Bonds, Series B of 2003 (MBIA insured)	5.25%	12/1/16	1,000	1,065
The City of Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds
Series 1993 (AMBAC insured)	5.63%	6/15/08	1,000	1,034
Series 2001A (FGIC insured)	5.25%	11/1/17	1,000	1,057
The Pennsylvania IDA, Economic Development Revenue Bonds, Series 2002 (AMBAC insured)	5.50%	7/1/20	500	537
The Pennsylvania State University Bonds, Series A of 1997	5.00%	8/15/16	1,000	1,026

				9,238

Texas — 11.4%
City of Austin, Texas (Travis and Williamson Counties), Electric Utility System Revenue Refunding Bonds, Series 2002A (AMBAC insured)	5.50%	11/15/13	2,000	2,164
Dallas Area Rapid Transit, Senior Lien Sales Tax Revenue Bonds, Series 2001 (AMBAC insured)	5.38%	12/1/17	1,000	1,059
Harris County, Texas, Permanent Improvement Refunding Bonds, Series 1996 (MBIA insured)	0.00%	10/1/17	1,000	591	B
Tarrant County, Texas, Health Facilities Development Corporation, Harris Methodist Health System
Revenue Bonds, Series 1987A (FGIC insured)	5.00%	9/1/15	250	263
Revenue Bonds, Series 1987B (FGIC insured)	5.00%	9/1/15	855	899
Texas Public Finance Authority, State of Texas, GO Refunding Bonds, Series 1998B	5.13%	10/1/15	1,000	1,032

		Maturity
Tax-Free Intermediate Income Trust	Rate	Date	Par	Value

United Independent School District (Webb County, Texas), Unlimited Tax School Building Bonds, Series 1995	7.10%	8/15/06	1,000	1,004

				7,012

Virginia — 5.1%
Fairfax County Redevelopment and Housing Authority Lease Revenue Bonds (James Lee Community Center), Series 2004	5.25%	6/1/19	1,000	1,046
Metropolitan Washington Airports Authority, Airport System Revenue Refunding Bonds, Series 1999A (FGIC insured)	5.25%	10/1/12	1,000	1,038
Virginia Resources Authority, Clean Water State Revolving Fund, Revenue Bonds, Series 1999	5.75%	10/1/13	1,000	1,071

				3,155

Washington — 5.4%
King County, Washington, Sewer Revenue Bonds, 1999 (Second Series) (FGIC insured) (Pre-refunded 1/1/09)	6.00%	1/1/10	1,115	1,181	A
State of Washington, Motor Vehicle Fuel Tax GO Bonds, Series 1997D	6.50%	1/1/07	1,045	1,059
State of Washington, Various Purpose GO Bonds, Series 2000B	6.00%	1/1/11	1,000	1,067

				3,307

Total Municipal Bonds (Identified Cost — $58,554)				59,760

Variable Rate Demand Obligations — 1.8%
Kentucky — 1.1%
Kentucky Economic Development Finance Authority, Hospital Revenue Bonds (System Obligated Group) Series 1999 C VRDN	4.00%	7/3/06	700	700	C

Pennsylvania — 0.2%
Delaware County Industrial Development Authority (Pennsylvania), Revenue Refunding Bonds, Series G 1997 (Resource Recovery Facility) VRDN	3.95%	7/5/06	100	100	C

Texas — 0.5%
Gulf Coast Waste Disposal Authority, Pollution Control Revenue Refunding Bonds (Exxon Project), 1995 Series VRDN	3.97%	7/3/06	300	300	C

Total Variable Rate Demand Obligations (Identified Cost — $1,100)				1,100

Total Investments — 98.9% (Identified Cost — $59,654)				60,860
Other Assets Less Liabilities — 1.1%				679

Net Assets — 100.0%				$61,539

Net Asset Value Per Share				$15.46

A	Pre-refunded bond—Bonds are referred to as pre-refunded when the issue has been advance refunded by a subsequent issue. The original issue is usually escrowed with U.S. Treasury securities in an amount sufficient to pay the interest, principal and call premium, if any, to the earliest call date. On that call date, the bond “matures.” The pre-refunded date is used in determining weighted average portfolio maturity.

B	Zero coupon bond — A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.

C	The rate shown is the rate as of June 30, 2006 and the maturity shown is the longer of the next interest readjustment date or the date the original principal amount owed can be recovered through demand.

Security Valuation
Each Fund’s securities are valued on the basis of readily available market quotations or, lacking such quotations, at fair value as determined under policies approved by and under the general oversight of the Board of Directors. In determining fair value, all relevant qualitative and quantitative factors available are considered. These factors are subject to change over time and reviewed periodically. A Fund may use fair value pricing instead of market quotations to value one or more securities if the Fund believes that, because of special circumstances, doing so would more accurately reflect the prices the Fund expects to realize on the current sale of those securities. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from quoted or published values or from the values that would have been used had a ready market for the investments existed, and the differences could be material.
Maryland Tax-Free and Pennsylvania Tax-Free each follow an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting either of those states and certain of its public bodies and municipalities may affect the ability of issuers within that state to pay interest on, or repay principal of, municipal obligations held by either of those Funds.
Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 – Controls and Procedures

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 – Exhibits

Certifications as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Tax-Free Income Fund

By:/s/  Mark R. Fetting
Mark R. Fetting
President, Legg Mason Tax-Free Income Fund

Date:  August 23, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:/s/  Mark R. Fetting
Mark R. Fetting
President, Legg Mason Tax-Free Income Fund

Date:  August 23, 2006

By:/s/  Marie K. Karpinski
Marie K. Karpinski
Vice President and Chief Financial Officer, Legg Mason Tax-Free Income Fund

Date:  August 21, 2006